UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Global Infrastructure Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.1%

	COMMON STOCKS – 93.4%

	Air Freight & Logistics – 0.9%

81,618	BPost SA, (2)	$1,940,844

48,581	Oesterreichische Post AG, (2)	1,667,998

2,275,270	Singapore Post Limited, (2)	2,713,686
	Total Air Freight & Logistics	6,322,528

	Commercial Services & Supplies – 2.0%

4,734,455	China Everbright International Limited, (2)	6,687,935

170,586	Covanta Holding Corporation	2,976,726

4,852	Progressive Waste Solutions Limited	128,190

40,644	Republic Services, Inc.	1,674,533

937,026	Shanks Group PLC, (2)	1,299,970

13,973	Waste Connections Inc.	678,808
	Total Commercial Services & Supplies	13,446,162

	Construction & Engineering – 1.8%

233,493	Ferrovial SA, (2)	5,585,189

372,457	Promotora y Operadora de Infraestructura SAB de CV (Pinfra), (3)	3,613,328

45,182	Vinci S.A, (2)	2,873,062
	Total Construction & Engineering	12,071,579

	Diversified Financial Services – 0.0%

3,061,503	Metro Pacific Investments Corporation, (2)	326,374

	Diversified Telecommunication Services – 0.9%

62,237	Cellnex Telecom S.A.U, (2), (3)	1,060,367

1,865,416	HKBN Limited, (2), (3)	2,151,885

537,447	Infrastrutture Wireless Italiane SpA, (2), (3)	2,640,566
	Total Diversified Telecommunication Services	5,852,818

	Electric Utilities – 15.4%

111,246	Alupar Investimento SA	413,332

89,367	American Electric Power Company, Inc.	5,081,408

803,396	AusNet Services, (2)	772,216

96,278	Brookfield Infrastructure Partners LP	3,540,142

157,050	Cheung Kong Infrastructure Holdings Limited, (2)	1,408,618

659,679	Contact Energy Limited, (2)	2,093,456

182,622	Duke Energy Corporation	13,137,827

14,599	Elia System Operator SA NV, (2)	710,986

162,705	Emera Incorporated	5,397,490

185,253	Enersis SA, Sponsored ADR	2,341,598

Nuveen Investments	1

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

97,402	Eversource Energy	$4,930,489

155,600	Fortis Incorporated	4,450,545

75,060	Hafslund ASA, Class B Shares	502,563

2,219,271	Infratil Limited, (2)	4,345,481

312,784	NextEra Energy Inc.	30,512,078

50,406	Portland General Electric Company	1,863,510

2,213,626	Power Grid Corporation of India Limited, (2)	4,486,851

80,322	PPL Corporation	2,641,791

47,838	Red Electrica Corporacion SA, (2)	3,972,262

64,724	Scottish and Southern Energy PLC, (2)	1,464,899

2,576,284	Spark Infrastructure Group, (2)	3,402,271

37,821	Unitil Corp.	1,394,838

140,177	Xcel Energy, Inc.	4,963,668
	Total Electric Utilities	103,828,319

	Gas Utilities – 3.3%

464,004	APA Group, (2)	2,800,463

20,761	Atmos Energy Corporation	1,207,875

170,682	Enagas, (2)	4,894,397

524,179	Hong Kong and China Gas Company Limited, (2)	982,926

431,340	Infraestructura Energitca Nova SAB de CV	1,765,685

18,377	Laclede Group Inc.	1,002,098

67,431	One Gas Inc.	3,056,647

283,240	Petronas Gas Berhad, (2)	1,419,499

44,310	Questar Corporation	860,057

469,280	Snam Rete Gas S.p.A, (2)	2,410,165

11,231	Southwest Gas Corporation	654,992

701,392	Towngas China Company Limited, (2)	432,943

7,513	WGL Holdings Inc.	433,275
	Total Gas Utilities	21,921,022

	Independent Power & Renewable Electricity Producers – 0.7%

114,699	CPFL Energias Renovaveis SA, (3)	368,009

47,455	Endesa SA Chile, Sponsored ADR	1,685,127

107,896	NextEra Energy Partners LP	2,352,133

658	Pattern Energy Group Inc.	12,561
	Total Independent Power & Renewable Electricity Producers	4,417,830

	Industrial Conglomerates – 0.9%

1,052,613	Beijing Enterprises Holdings, (2)	6,348,024

2	Nuveen Investments

Shares	Description (1)	Value

	Media – 1.7%

126,127	Eutelsat Communications, (2)	$3,868,445

231,266	SES SA, (2)	7,298,586
	Total Media	11,167,031

	Multi-Utilities – 15.5%

66,687	Alliant Energy Corporation	3,900,523

584,146	Centrica PLC, (2)	2,029,337

286,173	CMS Energy Corporation	10,107,630

67,294	Dominion Resources, Inc.	4,736,152

73,582	DTE Energy Company	5,913,785

641,385	Duet Group, (2)	974,703

137,268	Engie, (2)	2,221,062

1,978,363	Hera SpA, (2)	5,136,579

235,275	National Grid PLC, Sponsored ADR	16,382,198

121,541	NiSource Inc.	2,254,586

156,192	Northwestern Corporation, (WI/DD)	8,407,815

223,262	PG&E Corporation	11,788,234

243,177	Redes Energeticas Nacionais SA, (2)	729,069

236,505	Sempra Energy	22,874,763

299,176	Suez Environnement Company, (2)	5,376,001

26,769	Vector Limited	53,907

24,821	WEC Energy Group, Inc.	1,296,153
	Total Multi-Utilities	104,182,497

	Oil, Gas & Consumable Fuels – 11.0%

33,013	AltaGas Limited	813,389

42,468	Cheniere Energy Inc., (3)	2,051,204

48,723	Columbia Pipeline Group, Inc.	891,144

93,704	Columbia Pipeline Partners LP	1,186,293

487,860	Enbridge Inc.	18,114,242

439,447	Kinder Morgan, Inc.	12,163,893

64,156	Koninklijke Vopak NV, (2)	2,565,161

91,238	ONEOK, Inc.	2,937,864

21,354	Pembina Pipeline Corporation	513,808

22,937	SemGroup Corporation, Class A	991,796

215,882	Spectra Energy Corporation	5,671,220

22,447	Targa Resources Corporation	1,156,469

335,020	TransCanada Corporation	10,579,932

177,545	Veresen Inc.	1,357,032

356,221	Williams Companies, Inc.	13,126,744
	Total Oil, Gas & Consumable Fuels	74,120,191

Nuveen Investments	3

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Road & Rail – 3.0%

217,828	Aurizon Holdings Limited, (2)	$769,553

1,500,416	ComfortDelGro Corporation, (2)	3,031,111

138,870	East Japan Railway Company, (2)	11,701,966

74,035	Genesee & Wyoming Inc., Class A, (3)	4,373,988
	Total Road & Rail	19,876,618

	Transportation Infrastructure – 29.3%

380,458	Abertis Infraestructuras S.A, (2)	6,019,719

107,979	Aeroports de Paris, (2)	12,255,626

884,970	Atlantia SpA, (2)	24,754,983

2,383,217	Auckland International Airport Limited, (2)	7,460,646

2,640,000	China Merchants Holdings International Company Limited, (2)	7,794,769

4,733,702	Cosco Pacific Limited, (4)	5,321,826

44,618	Flughafen Wien AG, (2)	4,026,878

12,693	Flughafen Zuerich AG, (2)	8,834,669

123,641	Fraport AG, (2)	7,645,073

1,217,845	Groupe Eurotunnel SA, (2)	16,592,490

28,035	Grupo Aeroportuario Centro Norte, SA, ADR	1,111,868

31,410	Grupo Aeroportuario del Sureste SA de CV, ADR	4,782,801

1,558,233	Hopewell Highway Infrastructure Limited, (2)	777,370

7,329,381	Hutchison Port Holdings Trust, (2)	4,035,521

3,640,926	International Container Terminal Services, Incorporated, (2)	5,840,268

190,545	Japan Airport Terminal Company, (2)	8,235,467

3,249,031	Jasa Marga Persero Tbk PT, (2)	1,073,477

933,340	Kamigumi Company Limited, (2)	7,647,870

1,314,178	Macquarie Atlas Roads Group, (2)	3,609,893

46,354	Mitsubishi Logistics Corporation, (2)	537,522

374,356	Port of Tauranga Limited, (2)	4,069,763

474,009	Singapore Airport Terminal Services Limited, (2)	1,276,873

280,171	Societa Iniziative Autostradali e Servizi SpA, (2)	3,146,081

2,971,925	Sydney Airport, (2)	12,490,315

4,572,904	Transurban Group, (2)	32,032,256

2,405,047	Westports Holdings BHD, (2)	2,324,060

161,412	Westshore Terminals Investment Corporation	3,072,210

105,687	Wilson Sons Limited	793,086
	Total Transportation Infrastructure	197,563,380

	Water Utilities – 5.3%

2,984,307	Aguas Andinas SA, Class A	1,552,105

154,464	American Water Works Company	8,507,877

505,836	Beijing Enterprises Water Group, (2)	355,799

4	Nuveen Investments

Shares	Description (1)	Value

	Water Utilities (continued)

3,841,909	China Everbright Water Limited, (2), (3)	$1,637,797

62,539	Connecticut Water Service, Inc.	2,283,924

81,710	Severn Trent PLC, (2)	2,702,970

22,626	SJW Corporation	695,750

1,266,562	United Utilities PLC, (2)	17,752,124
	Total Water Utilities	35,488,346

	Wireless Telecommunication Services – 1.7%

97,626	SBA Communications Corporation, Class A, (3)	10,225,346

2,975,018	Tower Bersama Infrastructure Tbk PT, (2)	1,330,395
	Total Wireless Telecommunication Services	11,555,741
	Total Common Stocks (cost $618,488,221)	628,488,460

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 4.0%

	Health Care – 0.5%

1,924,169	Parkway Life Real Estate Investment Trust, (2)	$3,113,229

	Office – 0.5%

55,203	Digital Realty Trust Inc.	3,605,860

	Specialized – 3.0%

164,450	American Tower Corporation	14,468,311

74,169	Crown Castle International Corporation	5,849,709
	Total Specialized	20,318,020
	Total Real Estate Investment Trust Common Stocks (cost $25,393,496)	27,037,109

Shares	Description (1), (5)	Value

	INVESTMENT COMPANIES – 0.7%

13,035,725	Keppel Infrastructure Trust	$4,814,429
	Total Investment Companies (cost $4,900,434)	4,814,429
	Total Long-Term Investments (cost $648,782,151)	660,339,998

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 2.0%

	REPURCHASE AGREEMENTS – 2.0%

$13,484	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $13,484,192, collateralized by $13,810,000 U.S. Treasury Notes, 1.750%, due 5/15/23, value $13,758,213	0.000%	10/01/15	$13,484,192
	Total Short-Term Investments (cost $13,484,192)			13,484,192
	Total Investments (cost $662,266,343) – 100.1%			673,824,190
	Other Assets Less Liabilities – (0.1)%			(343,493)
	Net Assets – 100%			$673,480,697

Nuveen Investments	5

Nuveen Global Infrastructure Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$300,311,054	$322,855,580	$5,321,826	$628,488,460
Real Estate Investment Trust Common Stocks	23,923,880	3,113,229	—	27,037,109
Investment Companies	4,814,429	—	—	4,814,429
Short-Term Investments:
Repurchase Agreements	—	13,484,192	—	13,484,192
Total	$329,049,363	$339,453,001	$5,321,826	$673,824,190

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$1,552,105	$(13,783,915)	$13,783,915	$(6,873,931)	$5,321,826	$—
Real Estate Investment Trust Common Stocks	—	(3,113,229)	3,113,229	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $669,592,640.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$49,937,835
Depreciation	(45,706,285)
Net unrealized appreciation (depreciation) of investments	$4,231,550

6	Nuveen Investments

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(5)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (SEC) on its website at http://www.sec.gov.

ADR	American Depositary Receipt

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Nuveen Investments	7

Nuveen Real Asset Income Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 98.4%

	COMMON STOCKS – 24.7%

	Air Freight & Logistics – 0.8%

232,747	BPost SA, (2)	$5,534,633

44,772	Oesterreichische Post AG, (2)	1,537,219
	Total Air Freight & Logistics	7,071,852

	Commercial Services & Supplies – 0.5%

236,663	Covanta Holding Corporation	4,129,769

	Diversified Telecommunication Services – 0.7%

4,834,874	HKBN Limited, (2), (3)	5,577,358

	Electric Utilities – 5.6%

249,420	Alupar Investment SA	926,714

1,591,033	AusNet Services, (2)	1,529,285

107,654	Brookfield Infrastructure Partners LP	3,958,438

1,815,346	Contact Energy Limited, (2)	5,760,902

207,718	Endesa S.A, (2), (3)	4,380,435

4,718	Hafslund ASA, Class B Shares	31,589

6,541,768	HK Electric Investments Limited, 144A, (2)	4,679,220

2,241,033	Infratil Limited, (2)	4,388,093

37,727	PPL Corporation	1,240,841

545,472	Scottish and Southern Energy PLC, (2)	12,345,677

19,804	Southern Company	885,239

3,569,322	Spark Infrastructure Group, (2)	4,713,689

670,045	Transmissora Alianca de Energia Eletrica SA	3,226,424
	Total Electric Utilities	48,066,546

	Gas Utilities – 1.0%

57,962	AmeriGas Partners, LP	2,407,162

58,349	Enagas, (2)	1,673,188

791,581	Snam Rete Gas S.p.A, (2)	4,065,464
	Total Gas Utilities	8,145,814

	Independent Power & Renewable Electricity Producers – 1.9%

317,831	Pattern Energy Group Inc.	6,067,394

1,745,887	Renewables Infrastructure Group Limited	2,687,309

379,870	Saeta Yield S.A, (2), (3)	3,504,419

511,399	TransAlta Renewables Inc.	3,939,439
	Total Independent Power & Renewable Electricity Producers	16,198,561

8	Nuveen Investments

Shares	Description (1)	Value

	Multi-Utilities – 5.5%

2,065,404	Centrica PLC, (2)	$7,175,262

3,797,938	Duet Group, (2)	5,771,669

590,472	Engie, (2)	9,554,118

219,388	National Grid PLC, Sponsored ADR	15,275,986

1,536,550	Redes Energeticas Nacionais SA, (2)	4,606,728

2,219,384	Vector Limited	4,469,384
	Total Multi-Utilities	46,853,147

	Oil, Gas & Consumable Fuels – 1.6%

29,903	Arc Logistics Partners LP	401,896

218,854	BlueKnight Energy Partners LP	1,236,525

147,816	Enbridge Energy Partners LP	3,654,012

27,967	Enbridge Income Fund Holdings Inc.	656,371

29,722	Enviva Partners, LP	371,525

66,575	Kinder Morgan, Inc.	1,842,796

9,158	TC Pipelines LP	436,012

18,278	USD Partners LP	146,407

318,588	Veresen Inc.	2,435,068

29,095	Williams Companies, Inc.	1,072,151

36,936	Williams Partners LP	1,178,997
	Total Oil, Gas & Consumable Fuels	13,431,760

	Real Estate Management & Development – 0.4%

508,429	Killam Properties Inc.	3,790,834

	Transportation Infrastructure – 6.5%

2,570,023	China Merchants Holdings Pacific Limited, (2)	1,609,836

56,658	Grupo Aeroportuario Centro Norte, SA, ADR	2,247,056

13,846,151	Hopewell Highway Infrastructure Limited, (2)	6,907,555

10,636,247	Hutchison Port Holdings Trust, (2)	5,856,264

793,760	Jiangsu Expressway Company Limited, (2)	1,019,855

772	Kobenhavns Lufthavne, (2)	372,195

53,740	Macquarie Infrastructure Corporation	4,012,228

2,797,383	Sydney Airport, (2)	11,756,756

3,041,967	Transurban Group, (2)	21,308,356
	Total Transportation Infrastructure	55,090,101

	Water Utilities – 0.2%

1,434,822	Inversiones Aguas Metropolitanas SA	1,987,190
	Total Common Stocks (cost $232,502,321)	210,342,932

Nuveen Investments	9

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 18.9%

	Diversified – 3.0%

350,318	Armada Hoffler Properties Inc.	$3,422,607

152,504	Lexington Corporate Properties Trust	1,235,282

297,629	Liberty Property Trust	9,378,290

5,687,508	Mapletree Greater China Commercial Trust, (2)	3,723,196

246,419	STORE Capital Corporation	5,091,017

52,837	WP Carey Inc.	3,054,507
	Total Diversified	25,904,899

	Health Care – 3.7%

218,045	CareTrust REIT Inc.	2,474,811

87,000	Community Healthcare Trust Inc.	1,383,300

56,934	LTC Properties Inc.	2,429,374

667,602	Medical Properties Trust Inc.	7,383,678

142,836	Omega Healthcare Investors Inc.	5,020,685

1,422,053	Parkway Life Real Estate Investment Trust, (2)	2,300,825

577,209	Physicians Realty Trust	8,710,083

40,670	Universal Health Realty Income Trust	1,909,050

1,509	Ventas Inc.	84,595

2,416	Welltower Inc.	163,612
	Total Health Care	31,860,013

	Hotels – 0.7%

314,044	InnVest Real Estate Investment Trust	1,171,929

39,880	Pebblebrook Hotel Trust	1,029,702

129,547	Sunstone Hotel Investors Inc.	3,303,449
	Total Hotels	5,505,080

	Industrial – 2.2%

790,189	Mapletree Logistics Trust, (2)	544,536

163,253	Monmouth Real Estate Investment Corporation	1,591,717

837,729	Pure Industrial Real Estate Trust	2,787,199

505,843	STAG Industrial Inc.	9,211,400

1,666,810	TF Administradora Industrial S de RL de CV	3,040,800

145,356	WPT Industrial Real Estate Investment Trust	1,658,512
	Total Industrial	18,834,164

	Mortgage – 2.4%

374,514	Apollo Commercial Real Estate Finance, Inc.	5,883,615

230,379	Blackstone Mortgage Trust Inc., Class A	6,321,600

221,384	Colony Financial Inc.	4,330,271

195,647	Starwood Property Trust Inc.	4,014,676
	Total Mortgage	20,550,162

	Office – 0.4%

166,926	Easterly Government Properties, Inc.	2,662,470

63,847	Franklin Street Properties Corporation	686,355
	Total Office	3,348,825

10	Nuveen Investments

Shares	Description (1)			Value

	Residential – 0.4%

411,651	Independence Realty Trust			$2,968,004

	Retail – 4.3%

90,699	Agree Realty Corporation			2,707,365

800,645	CapitaMall Trust, (2)			1,070,598

235,554	CBL & Associates Properties Inc.			3,238,868

124,743	Crombie Real Estate Investment Trust			1,198,355

4,353,260	Frasers Centrepoint Trust, (2)			5,831,603

762,835	Inland Real Estate Corporation			6,178,963

42,445	Kite Realty Group Trust			1,076,405

12,087	National Retail Properties, Inc.			438,395

295,521	OneREIT			686,486

1,152,333	Plaza Retail REIT			3,825,279

32,850	Realty Income Corporation			1,556,762

561,287	Scentre Group, (2)			1,544,830

89,054	Smart Real Estate Investment Trust			2,040,668

62,889	Urstadt Biddle Properties Inc.			1,178,540

304,633	WP GLIMCHER, Inc.			3,552,021
	Total Retail			36,125,138

	Specialized – 1.8%

51,936	Corrections Corporation of America			1,534,189

68,329	Digital Realty Trust Inc.			4,463,250

20,177	Dupont Fabros Technology Inc.			522,181

81,419	Entertainment Properties Trust			4,198,778

55,971	Geo Group Inc.			1,664,578

2,481,078	Keppel DC REIT, (2)			1,779,774

101,286	National Storage Affiliates Trust			1,372,425
	Total Specialized			15,535,175
	Total Real Estate Investment Trust Common Stocks (cost $172,078,381)			160,631,460

Shares	Description (1)	Coupon	Ratings (4)	Value

	CONVERTIBLE PREFERRED SECURITIES – 6.1%

	Electric Utilities – 2.6%

273,964	Exelon Corporation	6.500%	BBB–	$11,958,529

181,348	NextEra Energy Inc.	6.371%	BBB	9,330,355

15,412	NextEra Energy Inc.	5.799%	BBB	820,073
	Total Electric Utilities			22,108,957

	Independent Power & Renewable Electricity Producers – 0.4%

44,523	Dynegy Inc.	5.375%	N/R	3,478,137

Nuveen Investments	11

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Coupon	Ratings (4)	Value

	Oil, Gas & Consumable Fuels – 0.7%

154,622	Anadarko Petroleum Corporation	7.500%	N/R	$5,787,501

	Real Estate Investment Trust – 2.4%

157,292	Alexandria Real Estate Equities Inc., (2)	7.000%	N/R	4,246,884

25,184	American Homes 4 Rent	5.000%	N/R	627,333

108,387	American Tower Corporation	5.500%	N/R	10,430,081

34,801	Equity Commonwealth	6.500%	Ba1	845,664

13,213	Lexington Corporate Properties Trust, Series B	6.500%	N/R	626,693

62,856	Ramco-Gershenson Properties Trust	7.250%	N/R	3,499,194
	Total Real Estate Investment Trust			20,275,849
	Total Convertible Preferred Securities (cost $56,760,336)			51,650,444

Shares	Description (1)	Coupon	Ratings (4)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 24.2%

	Banks – 0.1%

46,916	Wells Fargo REIT	6.375%	BBB+	$1,202,926

	Electric Utilities – 4.0%

24,320	APT Pipelines Limited, (2)	6.693%	N/R	1,783,837

156,589	Entergy Arkansas Inc., (2)	6.450%	BB+	3,934,299

162,501	Entergy Texas Inc.	5.625%	A–	4,117,775

85,974	Integrys Energy Group Inc.	6.000%	Baa1	2,312,701

94,186	NextEra Energy Inc.	5.700%	BBB	2,350,883

95,267	NextEra Energy Inc.	5.625%	BBB	2,353,095

142,050	NextEra Energy Inc.	5.000%	BBB	3,333,914

60,589	Pacific Gas & Electric Corporation	6.000%	BBB+	1,729,816

267,741	PPL Capital Funding, Inc.	5.900%	BBB	6,747,072

159,520	SCE Trust I	5.625%	Baa1	3,911,430

62,835	SCE Trust IV	5.375%	Baa1	1,618,001
	Total Electric Utilities			34,192,823

	Gas Utilities – 0.1%

22,712	Laclede Group, Inc., (2)	6.750%	N/R	1,192,153

	Multi-Utilities – 2.1%

353,171	Dominion Resources Inc.	6.375%	Baa3	17,520,813

	Oil, Gas & Consumable Fuels – 0.2%

56,915	Nustar Logistics Limited Partnership	7.625%	Ba2	1,410,923

	Real Estate Investment Trust – 17.7%

63,730	American Homes 4 Rent	5.000%	N/R	1,583,691

37,183	Apartment Investment & Management Company	6.875%	BB	987,209

85,806	Apollo Commercial Real Estate Finance	8.625%	N/R	2,163,169

102,738	Arbor Realty Trust Incorporated	7.375%	N/R	2,441,055

12	Nuveen Investments

Shares	Description (1)	Coupon	Ratings (4)	Value

	Real Estate Investment Trust (continued)

73,257	Campus Crest Communities	8.000%	N/R	$1,782,343

103,127	CBL & Associates Properties Inc.	7.375%	BB	2,581,269

313,430	CBL & Associates Properties Inc.	6.625%	BB	7,763,661

420,199	Cedar Shopping Centers Inc., Series A	7.250%	N/R	10,152,007

12,916	Chesapeake Lodging Trust	7.750%	N/R	335,816

305,413	Colony Financial Inc.	7.125%	N/R	6,676,328

71,408	Colony Financial Inc.	8.500%	N/R	1,824,474

65,052	Colony Financial Inc.	7.500%	N/R	1,608,736

94,518	Coresite Realty Corporation	7.250%	N/R	2,419,661

22,996	Corporate Office Properties Trust	7.375%	BB	586,398

62,816	DDR Corporation	6.500%	Baa3	1,578,566

26,464	DDR Corporation	6.250%	Baa3	652,602

290,812	Digital Realty Trust Inc.	6.350%	Baa3	7,194,689

260,491	EPR Properties Inc.	9.000%	BB	7,929,346

51,521	EPR Properties Inc.	5.750%	BB	1,141,705

2,133	Equity Commonwealth	5.750%	BBB–	51,256

2,646	FelCor Lodging Trust Inc., Series A	1.950%	CCC	65,700

175,082	General Growth Properties	6.375%	N/R	4,247,489

148,699	Gramercy Property Trust Inc.	7.125%	N/R	3,791,825

25,528	Hersha Hospitality Trust	8.000%	N/R	643,306

188,077	Hersha Hospitality Trust	6.875%	N/R	4,716,971

41,855	Hudson Pacific Properties Inc.	8.375%	BB	1,058,094

1,635	Inland Real Estate Corporation	8.125%	N/R	41,693

284,155	Inland Real Estate Corporation	6.950%	N/R	7,118,083

168,554	Investors Real Estate Trust	7.950%	N/R	4,341,951

86,434	Kimco Realty Corporation	6.000%	Baa2	2,180,730

84,348	Kimco Realty Corporation	5.500%	Baa2	2,039,535

1,020	LaSalle Hotel Properties	7.500%	N/R	25,622

79,677	LaSalle Hotel Properties	6.375%	N/R	2,003,877

28,327	Monmouth Real Estate Investment Corp	7.875%	N/R	745,000

59,174	National Retail Properties Inc.	5.700%	Baa2	1,449,171

14,026	Northstar Realty Finance Corporation	8.875%	N/R	341,112

214,376	Northstar Realty Finance Corporation	8.750%	N/R	5,194,330

301,435	Pebblebrook Hotel Trust	6.500%	N/R	7,385,158

10,174	Post Properties, Inc., Series A	8.500%	Baa3	676,571

94,651	PS Business Parks, Inc.	5.750%	BBB	2,257,426

13,224	PS Business Parks, Inc.	5.700%	BBB	315,128

46,274	Rait Financial Trust	7.125%	N/R	1,009,236

29,672	Regency Centers Corporation	6.000%	Baa2	735,866

115,671	Retail Properties of America	7.000%	BB	2,961,178

Nuveen Investments	13

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares		Description (1)	Coupon		Ratings (4)	Value

		Real Estate Investment Trust (continued)

38,575		Sabra Health Care Real Estate Investment Trust	7.125%		BB–	$986,363

52,994		Saul Centers, Inc.	6.875%		N/R	1,364,596

13,519		SL Green Realty Corporation	6.500%		Ba1	334,730

35,749		Summit Hotel Properties Inc.	9.250%		N/R	945,561

119,567		Summit Hotel Properties Inc.	7.875%		N/R	3,108,742

229,806		Summit Hotel Properties Inc.	7.125%		N/R	5,745,150

2,157		Sun Communities Inc.	7.125%		N/R	55,521

174,701		Taubman Centers Incorporated, Series J	6.500%		N/R	4,369,272

116,451		Taubman Centers Incorporated, Series K	6.250%		N/R	2,894,972

28,912		Terreno Realty Corporation	7.750%		BB	743,038

69,318		Urstadt Biddle Properties	7.125%		N/R	1,809,200

186,767		Urstadt Biddle Properties	6.750%		N/R	4,762,559

1,514		VEREIT, Inc.	6.700%		N/R	36,639

35,607		Vornado Realty Trust	5.400%		BBB–	800,445

84,385		WP GLIMCHER, Inc.	7.500%		Baa3	2,143,379

134,933		WP GLIMCHER, Inc.	6.875%		Baa3	3,354,434
		Total Real Estate Investment Trust				150,253,634
		Total $25 Par (or similar) Retail Preferred (cost $209,360,526)				205,773,272

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		CORPORATE BONDS – 17.3%

		Commercial Services & Supplies – 1.5%

$2,890		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$2,882,774

2,865		Casella Waste Systems Inc.	7.750%	2/15/19	B–	2,807,700

3,105		Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,957,512

3,670	CAD	GFL Environmental Corporation, 144A	7.500%	6/18/18	B	2,722,593

1,435	EUR	Waste Italia SPA, 144A	10.500%	11/15/19	B3	1,186,727
		Total Commercial Services & Supplies				12,557,306

		Communications Equipment – 0.1%

2,185		Goodman Networks Inc.	12.125%	7/01/18	B–	1,114,350

		Construction & Engineering – 0.6%

2,455		AECOM Technology Corporation, 144A	5.875%	10/15/24	BB–	2,473,413

24,000	NOK	VV Holding AS, 144A	6.500%	7/10/19	N/R	2,780,010
		Total Construction & Engineering				5,253,423

		Consumer Finance – 0.2%

2,035		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	2,040,088

		Diversified Financial Services – 0.3%

2,855		Jefferies LoanCore LLC Finance Corporation, 144A	6.875%	6/01/20	B	2,726,525

14	Nuveen Investments

Principal Amount (000) (5)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Diversified Telecommunication Services – 1.0%

$2,620	CyrusOne LP Finance, 144A	6.375%	11/15/22	B+	$2,665,850

3,285	IntelSat Jackson Holdings	7.500%	4/01/21	B+	3,030,413

2,395	Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB–	2,395,000
	Total Diversified Telecommunication Services				8,091,263

	Electric Utilities – 0.6%

3,390	Intergen NV, 144A	7.000%	6/30/23	B+	2,881,500

3,060	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	2,631,600
	Total Electric Utilities				5,513,100

	Energy Equipment & Services – 0.5%

2,965	Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B	2,416,475

2,275	Exterran Partners LP / EXLP Finance Corporation	6.000%	10/01/22	B1	1,905,313
	Total Energy Equipment & Services				4,321,788

	Gas Utilities – 1.1%

1,690	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	1,732,250

3,635	Ferrellgas LP	6.750%	1/15/22	B+	3,380,550

2,755	LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	2,858,313

1,300	Suburban Propane Partners LP	5.750%	3/01/25	BB–	1,231,750
	Total Gas Utilities				9,202,863

	Health Care Equipment & Supplies – 0.2%

1,736	Tenet Healthcare Corporation	6.750%	2/01/20	B3	1,753,360

	Health Care Providers & Services – 1.6%

600	Acadia Healthcare, 144A	5.625%	2/15/23	B–	603,000

1,740	Acadia Healthcare	5.625%	2/15/23	B–	1,748,700

1,845	HCA Inc.	5.375%	2/01/25	BB	1,826,550

1,370	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,409,388

2,910	Kindred Healthcare Inc.	6.375%	4/15/22	B2	2,888,175

2,420	Select Medical Corporation	6.375%	6/01/21	B–	2,359,500

3,005	Surgical Care Affiliates Inc., 144A	6.000%	4/01/23	B–	2,974,950
	Total Health Care Providers & Services				13,810,263

	Independent Power & Renewable Electricity Producers – 0.9%

2,980	Dynegy Inc.	7.625%	11/01/24	B+	3,009,800

3,530	GenOn Energy Inc.	9.500%	10/15/18	B–	3,265,250

1,690	TerraForm Power Operating LLC, 144A	5.875%	2/01/23	BB–	1,491,425
	Total Independent Power & Renewable Electricity Producers				7,766,475

	Internet Software & Services – 0.4%

3,020	Equinix Inc.	5.750%	1/01/25	BB	2,997,350

	IT Services – 0.4%

3,185	Zayo Group LLC / Zayo Capital Inc., 144A	6.000%	4/01/23	B–	3,089,450

Nuveen Investments	15

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		Marine – 0.4%

$3,500		Navios South American Logistics Inc., Finance US Inc., 144A	7.250%	5/01/22	B+	$3,150,000

		Multi-Utilities – 0.9%

3,515		Dominion Resources Inc.	5.750%	10/01/54	BBB	3,607,268

2,700	GBP	RWE AG, Reg S	7.000%	12/31/49	BBB–	3,982,313
		Total Multi-Utilities				7,589,581

		Oil, Gas & Consumable Fuels – 4.4%

3,750		Calumet Specialty Products	7.625%	1/15/22	B+	3,487,500

3,112		Crestwood Midstream Partners LP	6.125%	3/01/22	BB	2,694,057

3,335		DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	2,668,000

3,115		Energy Transfer Equity LP	5.500%	6/01/27	BB+	2,585,450

2,970		Gibson Energy, 144A	6.750%	7/15/21	BB	2,854,912

2,265		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	1,993,200

3,232		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	2,989,600

1,916		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,743,560

1,088		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	1,022,720

2,815		Niska Gas Storage Canada ULC Finance Corporation	6.500%	4/01/19	CCC+	2,477,200

1,000		PBF Holding Company LLC	8.250%	2/15/20	BB+	1,023,000

2,144		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B1	1,886,720

2,904		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	2,700,720

2,493		Summit Midstream Holdings LLC Finance	7.500%	7/01/21	B	2,393,280

1,765		Tesoro Logistics LP Finance Corporation, 144A	6.250%	10/15/22	BB	1,720,875

3,095		Western Refining Inc.	6.250%	4/01/21	B+	3,002,150
		Total Oil, Gas & Consumable Fuels				37,242,944

		Real Estate Investment Trust – 0.8%

2,490		Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	2,128,950

2,290		Corporate Office Properties LP	5.000%	7/01/25	BBB–	2,295,933

2,680		DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	2,693,400
		Total Real Estate Investment Trust				7,118,283

		Real Estate Management & Development – 0.5%

1,760		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,654,400

2,525		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	2,468,188
		Total Real Estate Management & Development				4,122,588

		Road & Rail – 0.4%

3,235		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	3,202,650

		Software – 0.3%

2,870		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	BB–	2,694,213

		Wireless Telecommunication Services – 0.2%

1,490		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	1,449,025
		Total Corporate Bonds (cost $158,479,517)				146,806,888

16	Nuveen Investments

Principal Amount (000) (5)		Description (1)	Coupon	Maturity	Ratings (4)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.4%

		Construction & Engineering – 0.9%

$7,417		PHBS Limited	6.625%	N/A (6)	N/R	$7,474,259

		Electric Utilities – 2.5%

4,975		AES Gener SA, 144A	8.375%	12/18/73	BB	5,236,188

1,320		Electricite de France, 144A	5.625%	N/A (6)	Baa1	1,304,160

1,358		Electricite de France, 144A	5.250%	N/A (6)	Baa1	1,307,075

8,365		Enel SpA, 144A	8.750%	9/24/73	BBB–	9,596,495

2,273		FPL Group Capital Inc.	6.350%	10/01/66	BBB	1,824,083

1,230	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	1,949,064
		Total Electric Utilities				21,217,065

		Energy Equipment & Services – 1.7%

3,300	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	3,597,077

11,235		Transcanada Trust	5.625%	5/20/75	BBB	10,757,512
		Total Energy Equipment & Services				14,354,589

		Transportation Infrastructure – 0.0%

300	EUR	Eurogate GmbH	6.750%	N/A (6)	N/R	350,707

		Water Utilities – 0.3%

1,910	GBP	Pennon Group PLC, Reg S	6.750%	N/A (6)	N/R	2,979,268
		Total $1,000 Par (or similar) Institutional Preferred (cost $49,010,907)				46,375,888

Shares		Description (1), (7)				Value

		INVESTMENT COMPANIES – 1.8%

1,362,880		John Laing Infrastructure Fund				$2,379,197

27,101,646		Keppel Infrastructure Trust				10,009,335

1,937,797		Starwood European Real Estate Finance Limited				3,033,347
		Total Investment Companies (cost $16,379,079)				15,421,879
		Total Long-Term Investments (cost $894,571,067)				837,002,763

Principal Amount (000)		Description (1)	Coupon	Maturity		Value

		SHORT-TERM INVESTMENTS – 0.1%

		REPURCHASE AGREEMENTS – 0.1%

$534		Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $534,453, collateralized by $525,000 U.S. Treasury Notes, 2.500%, due 8/15/23, value $549,281	0.000%	10/01/15		$534,453
		Total Short-Term Investments (cost $534,453)				534,453
		Total Investments (cost $895,105,520) – 98.5%				837,537,216
		Other Assets Less Liabilities – 1.5% (8)				12,969,031
		Net Assets – 100%				$850,506,247

Nuveen Investments	17

Nuveen Real Asset Income Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Investments in Derivatives as of September 30, 2015

Futures Contracts outstanding:

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(108)	12/15	$(13,015,688)	$3,375	$(78,910)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$74,714,756	$135,628,176	$—	$210,342,932
Real Estate Investment Trust Common Stocks	143,836,098	16,795,362	—	160,631,460
Convertible Preferred Securities	47,403,560	4,246,884	—	51,650,444
$25 Par (or similar) Retail Preferred	198,862,983	6,910,289	—	205,773,272
Corporate Bonds	—	146,806,888	—	146,806,888
$1,000 Par (or similar) Institutional Preferred	—	46,375,888	—	46,375,888
Investment Companies	15,421,879	—	—	15,421,879
Short-Term Investments:
Repurchase Agreements	—	534,453	—	534,453
Investments in Derivatives:
Futures Contracts*	(78,910)	—	—	(78,910)
Total	$480,160,366	$357,297,940	$—	$837,458,306
*	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$7,695,808	$(1,537,219)	$1,537,219	$(7,695,808)	$—	$—
Real Estate Investment Trust Common Stocks	—	(2,300,825)	2,300,825	—	—	—

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report,

18	Nuveen Investments

based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding investments in derivatives) was $896,814,260.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$9,585,251
Depreciation	(68,862,295)
Net unrealized appreciation (depreciation) of investments	$(59,277,044)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(6)	Perpetual security. Maturity date is not applicable.

(7)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission (“SEC”) on its website at http://www.sec.gov.

(8)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the SEC. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

CAD	Canadian Dollar

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

Nuveen Investments	19

Nuveen Real Estate Securities Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 97.5%

	COMMON STOCKS – 1.3%

	Capital Markets – 0.1%

60,447	HFF Inc., Class A, (2), (3)	$2,040,691

	Health Care Providers & Services – 0.2%

419,770	Capital Senior Living Corporation, (2), (3)	8,416,389

	Hotels, Restaurants & Leisure – 0.0%

5,907	La Quinta Holdings Inc., (2)	93,212

	Real Estate Management & Development – 0.6%

1,398,100	Forest City Enterprises, Inc., (2)	28,143,753

	Wireless Telecommunication Services – 0.4%

188,804	SBA Communications Corporation, (2)	19,775,331
	Total Common Stocks (cost $55,484,137)	58,469,376

Shares	Description (1)	Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 96.2%

	Diversified – 4.5%

3,486,045	Cousins Properties, Inc., (3)	$32,141,335

111,103	Duke Realty Corporation	2,116,512

383,305	Empire State Realty Trust Inc.	6,527,684

17,178	Lexington Corporate Properties Trust	139,142

2,384,305	Liberty Property Trust	75,129,451

893,363	PS Business Parks Inc.	70,915,155

253,873	STORE Capital Corporation	5,245,016

756,826	VEREIT, Inc.	5,842,697

91,590	WP Carey Inc.	5,294,818
	Total Diversified	203,351,810

	Health Care – 9.5%

258,656	Care Capital Properties, Inc.	8,517,542

330,638	CareTrust REIT Inc.	3,752,741

290,341	Healthcare Realty Trust, Inc., (3)	7,214,974

1,496,007	Healthcare Trust of America Inc., Class A	36,667,132

145,237	LTC Properties Inc.	6,197,263

2,415,556	Medical Properties Trust Inc., (3)	26,716,049

266,157	National Health Investors Inc.	15,301,366

363,629	Omega Healthcare Investors Inc., (3)	12,781,559

9,447,788	Parkway Life Real Estate Investment Trust, (4)	15,286,143

1,351,335	Physicians Realty Trust, (3)	20,391,645

20	Nuveen Investments

Shares	Description (1)	Value

	Health Care (continued)

38,901	Universal Health Realty Income Trust	$1,826,013

1,226,839	Ventas Inc., (3)	68,776,594

3,127,577	Welltower Inc.	211,799,514
	Total Health Care	435,228,535

	Hotels – 6.8%

173,839	Chatham Lodging Trust	3,734,062

1,224,694	Chesapeake Lodging Trust	31,915,526

2,163,722	DiamondRock Hospitality Company	23,909,128

1,924,171	Hersha Hospitality Trust	43,601,715

3,886,008	Host Hotels & Resorts Inc.	61,437,786

27,445	LaSalle Hotel Properties	779,164

739,312	Pebblebrook Hotel Trust	26,208,610

1,635,785	RLJ Lodging Trust	41,336,287

1,263,926	Strategic Hotels & Resorts Inc.	17,429,540

1,655	Summit Hotel Properties Inc., (3)	19,314

4,680,172	Sunstone Hotel Investors Inc.	61,918,676
	Total Hotels	312,289,808

	Industrial – 4.9%

1,316,394	DCT Industrial Trust Inc.	44,309,822

2,949,008	Prologis Inc., (3)	114,716,411

1,950,948	STAG Industrial Inc.	35,526,763

1,592,070	Terreno Realty Corporation	31,268,255
	Total Industrial	225,821,251

	Office – 15.1%

29,908	Alexandria Real Estate Equities Inc.	2,532,310

387,263	BioMed Realty Trust Inc.	7,737,515

680,005	Boston Properties, Inc.	80,512,592

4,203,626	Brandywine Realty Trust	51,788,672

1,518,460	Corporate Office Properties	31,933,214

848,447	Douglas Emmett Inc.	24,367,398

147,043	Gramercy Property Trust Inc.	3,054,083

1,018,120	Highwoods Properties, Inc., (3)	39,452,150

10,450	Hudson Pacific Properties Inc.	300,856

825,770	Kilroy Realty Corporation	53,807,173

183,418	Mack-Cali Realty Corporation	3,462,932

2,603,375	Paramount Group Inc.	43,736,700

1,180,830	Parkway Properties Inc., (3)	18,373,715

348,151	Piedmont Office Realty Trust, Inc., Class A, (3)	6,228,421

1,547,364	SL Green Realty Corporation	167,362,890

Nuveen Investments	21

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Shares	Description (1)	Value

	Office (continued)

1,708,462	Vornado Realty Trust	$154,479,134
	Total Office	689,129,755

	Residential – 18.1%

916,795	American Campus Communities Inc., (3)	33,224,651

378,017	American Homes 4 Rents, Class A, (3)	6,078,513

1,199,204	Apartment Investment & Management Company, Class A	44,394,532

1,200,803	AvalonBay Communities, Inc.	209,924,380

109,006	Camden Property Trust	8,055,543

598,241	Education Realty Trust Inc., (3)	19,712,041

357,744	Equity Lifestyles Properties Inc.	20,953,066

3,513,708	Equity Residential, (3)	263,949,745

729,222	Essex Property Trust Inc.	162,922,779

427,561	Home Properties New York, Inc.	31,960,185

377,252	Post Properties, Inc.	21,990,019

147,415	UDR Inc., (3)	5,082,869
	Total Residential	828,248,323

	Retail – 26.2%

1,242,004	Acadia Realty Trust	37,347,060

9,153	Alexander’s Inc., (3)	3,423,222

378,853	Brixmor Property Group Inc.	8,895,468

790,692	CBL & Associates Properties Inc.	10,872,015

274,462	Cedar Shopping Centers Inc.	1,704,409

4,596,717	Developers Diversified Realty Corporation, (3)	70,697,507

1,552,908	Equity One Inc.	37,797,781

519,800	Federal Realty Investment Trust, (3)	70,926,710

6,796,554	General Growth Properties Inc., (3)	176,506,507

1,660,883	Inland Real Estate Corporation	13,453,152

426,321	Kimco Realty Corporation	10,415,022

748,659	Kite Realty Group Trust	17,825,571

660,308	Macerich Company, (3)	50,724,861

1,565,450	National Retail Properties, Inc., (3)	56,778,872

3,025,676	Ramco-Gershenson Properties Trust	45,415,397

153,668	Realty Income Corporation	7,282,327

836,084	Regency Centers Corporation, (3)	51,962,621

163,275	Retail Opportunity Investments Corporation	2,700,569

1,512,272	Retail Properties of America Inc.	21,307,912

2,112,696	Simon Property Group, Inc., (3)	388,144,508

1,149,231	Tanger Factory Outlet Centers, (3)	37,890,146

707,805	Urban Edge Properties	15,281,510

22	Nuveen Investments

Shares	Description (1)			Value

	Retail (continued)

1,112,099	Urstadt Biddle Properties Inc.			$20,840,735

627,312	Weingarten Realty Trust			20,770,300

829,674	Westfield Corporation, (4)			5,838,184

1,317,529	WP GLIMCHER, Inc.			15,362,388
	Total Retail			1,200,164,754

	Specialized – 11.1%

197,194	American Tower Corporation, REIT			17,349,128

32,058	Crown Castle International Corporation			2,528,414

139,231	CubeSmart			3,788,476

350,880	Digital Realty Trust Inc., (3)			22,919,482

177,519	Dupont Fabros Technology Inc.			4,594,192

155,310	Entertainment Properties Trust			8,009,337

459,573	Extra Space Storage Inc., (3)			35,460,653

1,487,511	Public Storage, Inc., (3)			314,801,953

1,021,947	Sovran Self Storage Inc.			96,369,602
	Total Specialized			505,821,237
	Total Real Estate Investment Trust Common Stocks (cost $3,485,675,335)			4,400,055,473

Shares	Description (1)	Coupon	Ratings (5)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.0%

	Real Estate Investment Trust – 0.0%

97,367	Summit Hotel Properties Inc.	7.875%	N/R	$2,531,542
	Total $25 Par (or similar) Retail Preferred (cost $2,434,175)			2,531,542
	Total Long-Term Investments (cost $3,543,593,647)			4,461,056,391

Shares	Description (1)			Value

	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 5.3%

	Money Market Funds – 5.3%

240,684,722	Mount Vernon Securities Lending Prime Portfolio, 0.237%, (6), (7)			$240,684,722
	Total Investments Purchased with Collateral from Securities Lending (cost $240,684,722)			240,684,722

Shares	Description (1)			Value

	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

16,988,507	First American Treasury Obligations Fund, Class Z, 0.000%, (6)			$16,988,507
	Total Short-Term Investments (cost $16,988,507)			16,988,507
	Total Investments (cost $3,801,266,876) – 103.2%			4,718,729,620
	Other Assets Less Liabilities – (3.2)%			(144,904,296)
	Net Assets – 100%			$4,573,825,324

Nuveen Investments	23

Nuveen Real Estate Securities Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$58,469,376	$—	$—	$58,469,376
Real Estate Investment Trust Common Stocks	4,378,931,146	21,124,327	—	4,400,055,473
$25 Par (or similar) Retail Preferred	2,531,542	—	—	2,531,542
Investments Purchased with Collateral from Securities Lending	240,684,722	—	—	240,684,722
Short-Term Investments:
Money Market Funds	16,988,507	—	—	16,988,507
Total	$4,697,605,293	$21,124,327	$—	$4,718,729,620

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments was $3,871,273,642.

Gross unrealized appreciation and gross unrealized depreciation of investments as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$997,519,243
Depreciation	(150,063,265)
Net unrealized appreciation (depreciation) of investments	$847,455,978

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $234,200,860.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.

REIT	Real Estate Investment Trust

24	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015